Financial Assets at Fair Value through Profit or Loss (Details) - Schedule of Movement of Financial Assets - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Financial Assets [Abstract]
As of April 1
Additions	60,765,436
Disposal	(36,431,683)
Fair value gains recognized in profit or loss	18,860,854
As of March 31	$ 43,194,607